36. Related-party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Related-party transactions

•             The following transactions were carried out with related parties:

a.	Income

Company	Concept	12.31.17	12.31.16	12.31.15

CYCSA	Claim to use poles	-	9,598	6,188
PESA	Electrical assembly service	1,494	-	-
	Reimbursement expenses	2,887	-	-
Transener	Reimbursement expenses	-	200	-
Transba	Reimbursement expenses	-	300	-
		4,381	10,098	6,188

b.	Expense

Company	Concept	12.31.17	12.31.16	12.31.15

EASA (Note 43)	Technical advisory services on financial matters	(41,274)	(36,708)	(22,791)
SACME	Operation and oversight of the electric power transmission system	(46,703)	(35,436)	(27,331)
Salaverri, Dellatorre, Burgio y Wetzler Malbran	Legal fees	(593)	(3,454)	(679)
PYSSA	Financial and granting of loan services to customers	-	(21)	(89)
OSV	Hiring life insurance for staff	(12,844)	(6,227)	-
ABELOVICH, POLANO & ASOC.	Legal fees	(482)	-	-
PISA	Interest Corporate Notes 2022	-	-	(2,110)
		(101,896)	(81,846)	(53,000)

c.	Key Management personnel’s remuneration

	12.31.17	12.31.16	12.31.15
Salaries	169,749	124,386	85,063
	169,749	124,386	85,063

•             The balances with related parties are as follow:

d.	Receivables and payables

	12.31.17	12.31.16
Other receivables - Non current
SACME	5,428	6,856
	5,428	6,856

Other receivables - Current
SACME	766	766
PESA	327	-
	1,093	766

Trade payables
OSV	(54)	-
EASA (Note 43)	(34,967)	-
PYSSA	-	(204)
	(35,021)	(204)

Other payables
SACME	(5,253)	(4,756)
	(5,253)	(4,756)

The other receivables with related parties are not secured and do not accrue interest. No allowances have been recorded for these concepts in any of the periods covered by these financial statements.

According to IAS 24, paragraphs 25 and 26, the Company applies the exemption from the disclosure requirement of transactions with related parties when the counterpart is a Governmental agency that has control, joint control or significant influence. As of December 31, 2016, the ANSES holds Corporate Notes of the Company due in 2022 for $ 317 million (USD 20 million nominal value).

The agreements with related parties that were in effect throughout fiscal year 2017 are detailed below:

(a) Agreement with Comunicaciones y Consumos S.A.

During 2007 and 2008, the Company and CYCSA entered into agreements pursuant to which the Company granted CYCSA the exclusive right to provide telecommunications services to the Company customers through the use of the Company’s network in accordance with the provisions of Executive Order 764/00 of the PEN, which contemplates the integration of voice, data and image transmission services through the existing infrastructure of electricity distribution companies such as the Company’s network, as well as the right to use the poles and towers of overhead lines under certain conditions. Additionally, the Company has the right to use part of the optical fiber capacity. In accordance with the terms of the agreement, CYCSA will be responsible for all maintenance expenses and expenses related to the adapting of the Company’s network for the rendering of such telecommunications services. The term of the agreement, which was originally ten years to commence from the date on which CYCSA’s license to render telecommunications services were approved, was subsequently extended to 20 years by virtue of an addendum to the agreement. In consideration of the use of the network, CYCSA grants the Company 2% of the annual charges collected from customers, before taxes, as well as 10% of the profits obtained from provision of services.

As from December 1, 2016, CYCSA is no longer a related party.

(b) Agreement with SACME

In the framework of the regulation of the Argentine electric power sector established by Law No. 24,065 and SEE Resolution No. 61/92, and after the awarding of the distribution areas of the city and metropolitan area of Buenos Aires to Edenor S.A. and Edesur S.A., the bidding terms and conditions of the privatization provided that both companies were required to organize SACME to operate the electric power supervision and control center of the transmission and sub-transmission system that feeds the market areas transferred to those companies. For such purpose, on September 18, 1992 SACME was organized by Edenor S.A. and Edesur S.A.

The purpose of this company is to manage, supervise and control the operation of both the electric power generation, transmission and sub-transmission system in the City of Buenos Aires and the Buenos Aires metropolitan area and the interconnections with the Argentine Interconnection System, to represent Distribution Companies in the operational management before CAMMESA, and, in general, to carry out the necessary actions for the proper development of its activities.

The share capital of SACME is divided into 12,000 common, registered non-endorsable shares, of which 6,000 Class I shares are owned by Edenor S.A. and 6,000 Class II shares are owned by Edesur S.A.

The operating costs borne by the Company during fiscal year 2017 amounted to $ 46,7 million.

(c) Agreement with EASA (Note 43)

The agreement stipulates the provision to the Company of technical advisory services on financial matters for a term of five years to commence as from September 19, 2015. The term of the agreement will be extended if so agreed by the parties. In consideration of these services, the Company pays EASA an annual amount of USD 2.5 million. Any of the parties may terminate the agreement at any time by giving 60 days’ notice, without having to comply with any further obligations or paying any indemnification to the other party.

Due to the merger process of EASA and its parent IEASA with and into CTLL, and, in turn, of CTLL with and into Pampa Energía S.A., the amount stipulated in the agreement in consideration of the services will be paid to the acquiring and surviving company/companies of EASA.

(d) Orígenes Seguros de Vida

In the framework of the process for the taking out of the mandatory life insurance for its personnel, the Company invited different insurance companies to submit their proposals. After having been analyzed, the one submitted by OSV was selected as the best proposal. This transaction was approved by the Company’s Board of Directors at the Board meeting held on March 8, 2016, with the Auditing Committee’s prior favorable opinion.

The operating costs borne by the Company in fiscal year 2017 amounted to $ 12.8 million.

The ultimate controlling company of Edenor S.A. is PESA (Note 43).